Equity - other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
(Losses)/gains on remeasurement of defined benefit plans	€ (63)	€ 317	€ (72)
Share of gains/(losses) on remeasurement of defined benefit plans for equity method investees	(5)	0	2
Items relating to discontinued operations	(9)	1	8
Total Items that will not be reclassified to the Consolidated Income Statement	(71)	314	(48)
Items that may be reclassified to the Consolidated Income Statement in subsequent periods:
Other comprehensive income, before tax, hedges of net investments in foreign operations	0	0	0
Gains/(losses) on cash flow hedging instruments arising during the period	(269)	99	47
Gains/(losses) on cash flow hedging instruments reclassified to the Consolidated Income Statement	78	(108)	82
Total Gains/(losses) on cash flow hedging instruments	(191)	(9)	129
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	6	(4)	14
Exchange gains/(losses) on translating foreign operations	268	126	(1,982)
Share of Other comprehensive income/(loss) for equity method investees arising during the period	(16)	(77)	(94)
Share of Other comprehensive income/(loss) for equity method investees reclassified to the Consolidated Income Statement	1	(26)	(27)
Total Share of Other comprehensive (loss)/income for equity method investees	(15)	(103)	(121)
Items relating to discontinued operations	9	(91)	58
Total Items that may be reclassified to the Consolidated Income Statement	71	(77)	(1,916)
Total Other comprehensive income	0	237	(1,964)
Tax effect	(57)	82	30
Tax effect - discontinued operations	0	1	(1)
Total Other comprehensive income/(loss), net of tax (B1)(B2)(B)	€ 57	€ 156	€ (1,995)